Pension and Other Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 15,762	₱ 15,762
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (19,838)	₱ (19,838)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial assumption of discount rates [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 28	₱ 28
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (28)	₱ (28)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 19,903	₱ 19,903
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (15,732)	₱ (15,732)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)
Actuarial Assumption of Expected Rates of Salary Increases [Member] | Defined Contribution Plans [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 28	₱ 28
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (28)	₱ (28)
Percentage of increase in defined benefit obligation	1.00%	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)	(1.00%)